SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)
Property, Plant and Equipment [Line Items]
Total		¥ 79,651	¥ 79,608
Less: accumulated depreciation		(34,018)	(31,059)
Less: impairment		(8,950)	(8,950)
Property and equipment, net	$ 5,153	36,683	39,599
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total		20,995	20,995
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total		10,768	10,768
Production And Other Machineries [Member]
Property, Plant and Equipment [Line Items]
Total		¥ 47,888	¥ 47,845